Accounts Payable	12 Months Ended
Sep. 30, 2025
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

NOTE 11 — ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	September 30, 2025	September 30, 2024
Accounts payable	$3,256,624	$3,012,334
Total accounts payable	$3,256,624	$3,012,334

Accounts payable represents the Company’s liabilities to suppliers for raw materials and goods that have been received as of the reporting date but remain unpaid.